Supplement to the Columbus Life Insurance Company
             Pinnacle Variable Universal Life May 1, 2001 Prospectus

                        Supplement Date: January 2, 2002


The following information replaces similar information found on page 6 of the prospectus.


FUND EXPENSES(1)                                                      After Expense Reimbursement(3)             Before Expense
---------------                                                                                                 Reimbursement(3)
                                                                Advisor      Other        12b-1      Total
                                                                 Fees       Expenses     Fees(2)    Expenses     Total Expenses
                                                                 ----       --------     -------    --------     --------------


Deutsche Asset Management VIT Funds
  Deutsche VIT EAFE(R)Equity Index Fund                          0.45%         0.20%       ----        0.65%            0.92%
  Deutsche VIT Equity 500 Index Fund                             0.20%         0.10%       ----        0.30%            0.34%
  Deutsche VIT Small Cap Index Fund                              0.35%         0.10%       ----        0.45%            0.69%
Fidelity(R) Variable Insurance Products Funds
  VIP Equity-Income Portfolio - Service Class 2                  0.48%         0.10%       0.25%       0.83%            0.83%
  VIP Contrafund(R)Portfolio - Service Class 2                   0.57%         0.10%       0.25%       0.92%            0.92%
  VIP Growth & Income Portfolio - Service Class 2                0.48%         0.12%       0.25%       0.85%            0.85%
  VIP Growth Portfolio - Service Class 2                         0.57%         0.09%       0.25%       0.91%            0.91%
  VIP Asset ManagerSM Portfolio - Service Class 2                0.53%         0.10%       0.25%       0.88%            0.88%
  VIP Balanced Portfolio - Service Class 2                       0.43%         0.17%       0.25%       0.85%            0.85%
  VIP Mid Cap Portfolio - Service Class 2                        0.57%         0.17%       0.25%       0.99%            0.99%
  VIP Money Market Portfolio - Initial Class                     0.27%         0.08%       ----        0.35%            0.35%
Janus Aspen Series
  Janus Aspen Aggressive Growth Portfolio - Service Shares       0.65%         0.02%       0.25%       0.92%            0.92%
  Janus Aspen Capital Appreciation Portfolio - Service           0.65%         0.02%       0.25%       0.92%            0.92%
Shares
  Janus Aspen Worldwide Growth Portfolio - Service Shares        0.65%         0.05%       0.25%       0.95%            0.95%
The Legends Fund, Inc.
  Harris Bretall Sullivan & Smith Equity Growth Portfolio        0.65%         0.42%       ----        1.07%            1.07%
  Third Avenue Value Portfolio                                   0.65%         0.56%       ----        1.21%            1.21%
  Gabelli Large Cap Value Portfolio                              0.90%         0.50%       ----        1.40%            1.66%
  Baron Small Cap Portfolio                                      1.05%         0.50%       ----        1.55%            3.10%
MFS(R) Variable Insurance TrustSM
  MFS(R)Capital Opportunities Series - Service Class             0.75%         0.16%       0.20%       1.11%            1.11%
  MFS(R)Emerging Growth Series - Service Class                   0.75%         0.10%       0.20%       1.05%            1.05%
  MFS(R)Mid Cap Growth Series - Service Class                    0.75%         0.16%       0.20%       1.11%            2.41%
  MFS(R)New Discovery Series - Service Class                     0.90%         0.16%       0.20%       1.26%            1.29%
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund/VA - Service Class          0.62%         0.02%       0.15%       0.79%            0.79%
  Oppenheimer Strategic Bond Fund/VA - Service Class             0.74%         0.05%       0.15%       0.94%            0.94%
Oppenheimer's Panorama Series Fund, Inc.
  Oppenheimer International Growth Fund/VA - Service Class       1.00%         0.17%       0.15%       1.32%            1.32%
Touchstone Variable Series Trust
  Touchstone Emerging Growth Fund                                0.80%         0.32%       ----        1.12%            1.32%
  Touchstone Small Cap Value Fund                                0.80%         0.20%       ----        1.00%            1.85%
  Touchstone Growth/Value Fund                                   1.00%         0.10%       ----        1.10%            1.66%
  Touchstone Equity Fund                                         0.75%         0.20%       ----        0.95%            1.31%
  Touchstone Enhanced 30 Fund                                    0.65%         0.10%       ----        0.75%            1.67%
  Touchstone Value Plus Fund                                     0.75%         0.40%       ----        1.15%            2.16%
  Touchstone High Yield Fund                                     0.60%         0.20%       ----        0.80%            1.50%
  Touchstone Bond Fund                                           0.55%         0.20%       ----        0.75%            1.09%
  Touchstone Standby Income Fund                                 0.25%         0.25%       ----        0.50%            0.87%


                                     1 of 2

(1) Fund expenses shown are actual expenses incurred, before and after expense reimbursements, for the 12-month period ended December 31, 2000, or in the case of The Legends Fund, Inc., for the period ended June 30, 2001, except in the case of the following Funds that commenced operations after January 1, 2000: All of the MFS Funds, which commenced operations on May 1, 2000; the Oppenheimer Aggressive Growth Fund/VA-Service Class which commenced operations on October 16, 2000; the Oppenheimer Strategic Bond Fund/VA-Service Class and Oppenheimer International Growth Fund/VA-Service Class which commenced operations on March 19, 2001; and the Touchstone Growth/Value and Equity Funds, which commenced operations on May 1, 2001. Fund expenses shown for these Funds are estimated as discussed in the Fund prospectuses provided to you with this Prospectus.

(2) Certain of the Funds have entered into distribution and service plan agreements in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which the Funds may pay their distributors a fee as a percentage of average daily net assets of the Funds. These plans are described in greater detail in the Fund prospectuses provided with this Prospectus. The amount of 12b-1 fees may change from time to time in accordance with the plans.

(3) The Funds or their Advisors may have entered into fee waiver and/or expense reimbursement arrangements that limit the total expenses a Fund pays. The Fund prospectuses provided with this Prospectus describe these arrangements in greater detail. Such arrangements may change from year to year. Without fee waiver or expense reimbursement limits, the Funds would have incurred the expenses set forth in the "Before Expense Reimbursement" column.


                                     2 of 2